IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk
The following table provides our exposure to credit risk by portfolios based upon how we manage the business and the associated risks. Gross credit exposure amounts presented in the table below represent our estimate of exposure at default (EAD), which is net of derivative master netting agreements and credit valuation adjustment (CVA), but is before allowance for credit losses or credit risk mitigation for internal ratings-based (IRB) approaches. Gross credit exposure amounts relating to our business and government portfolios are reduced for collateral held for repo-style transactions, which reflects the EAD value of such collateral.
Non-trading
equity exposures are not included in the table below as they have been deemed immaterial under the OSFI guidelines, and hence are subject to 100% risk-weighting.

$ millions, as at			2026 Apr. 30			2025 Oct. 31
	IRB approach	Standardized approach	Total	IRB approach	Standardized approach	Total
Business and government portfolios
Drawn	$430,870	$17,782	$448,652	$406,405	$17,012	$423,417
Undrawn commitments	69,211	1,290	70,501	67,929	1,266	69,195
Repo-style transactions	636,252	–	636,252	463,183	–	463,183
Other off-balance sheet	21,398	511	21,909	20,094	524	20,618
OTC derivatives	22,882	131	23,013	22,814	136	22,950
Gross business and government portfolios	1,180,613	19,714	1,200,327	980,425	18,938	999,363
Less: Collateral held for repo-style transactions	609,414	–	609,414	437,601	–	437,601
Net business and government portfolios	571,199	19,714	590,913	542,824	18,938	561,762
Retail portfolios
Drawn	341,273	6,696	347,969	338,427	6,830	345,257
Undrawn commitments	117,457	4,310	121,767	113,488	4,226	117,714
Other off-balance sheet	502	123	625	483	120	603
Gross retail portfolios	459,232	11,129	470,361	452,398	11,176	463,574
Securitization exposures (1)	43,321	28,175	71,496	40,180	30,105	70,285
Gross credit exposure (2)	$1,683,166	$59,018	$1,742,184	$1,473,003	$60,219	$1,533,222
Net credit exposure (2)	$1,073,752	$59,018	$1,132,770	$1,035,402	$60,219	$1,095,621
(1)
OSFI guidelines define a hierarchy of approaches for treating securitization exposures in our banking book. Depending on the underlying characteristics, exposures are eligible for either the standardized approach or the IRB approach. The external ratings-based approach
(SEC-ERBA),
which is inclusive of the internal assessment approach
(SEC-IAA),
includes exposures that qualify for the IRB approach, as well as exposures under the standardized approach.

(2)
Excludes exposures arising from derivative and repo-style transactions which are cleared through qualified central counterparties (QCCPs) as well as credit risk exposures arising from other assets that are subject to the credit risk framework, including other balance sheet assets which are risk-weighted at 100%, significant investments in the capital of non-financial
institutions which are risk-weighted at 1250%, settlement risk, and amounts below the thresholds for deduction which are risk-weighted at 250%.
Non-trading
equity exposures are also excluded and are subject to a range of risk-weightings dependent on the nature of the security.

Summary of Loans Contractually Past Due But Not Impaired

$ millions, as at			2026 Apr. 30	2025 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$ 1,249	$–	$1,249	$1,239
Personal	240	–	240	251
Credit card	283	204	487	440
Business and government	552	–	552	327
Total	$ 2,324	$204	$2,528	$2,257

Summary of Market Risks by Type of Risks
The following table shows VaR for our trading activities based on risk type.

	As at or for the three months ended								As at or for the six months ended
$ millions				2026 Apr. 30		2026 Jan. 31		2025 Apr. 30	2026 Apr. 30	2025 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$10.4	$4.4	$5.3	$6.5	$6.4	$8.5	$6.6	$7.0	$7.5	$7.9
Credit spread risk	1.2	0.8	1.0	1.0	0.9	1.1	1.4	1.6	1.0	1.9
Equity risk	11.8	5.6	11.3	8.4	6.7	6.0	10.0	12.2	7.2	10.0
Foreign exchange risk	2.6	0.4	0.9	0.8	0.7	0.7	1.1	1.1	0.7	1.3
Commodity risk	4.9	2.7	4.0	3.7	4.9	4.3	2.3	5.0	4.0	3.9
Diversification effect (1)	n/m	n/m	(11.3)	(10.3)	(11.4)	(10.8)	(10.8)	(13.1)	(10.4)	(12.7)
Total VaR (one-day measure)	$12.8	$7.8	$11.2	$10.1	$8.2	$9.8	$10.6	$13.8	$10.0	$12.3
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures

$ millions (pre-tax), as at		2026 Apr. 30			2026 Jan. 31			2025 Apr. 30
	CAD (1)	USD	Total	CAD (1)	USD	Total	CAD (1)	USD	Total
100 basis point increase in interest rates
Increase (decrease) in net interest income	$72	$47	$119	$159	$71	$230	$84	$37	$121
Increase (decrease) in EVE	(1,088)	(454)	(1,542)	(1,076)	(418)	(1,494)	(1,055)	(457)	(1,512)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(114)	(50)	(164)	(228)	(75)	(303)	(148)	(41)	(189)
Increase (decrease) in EVE	962	444	1,406	908	403	1,311	903	463	1,366
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from on- and off-balance sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2026	Cash and deposits with banks	$53,518	$–	$53,518	$276	$53,242
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	197,645	122,104	319,749	184,143	135,606
	Other debt securities	8,401	18,049	26,450	14,524	11,926
	Equities	83,095	48,995	132,090	81,108	50,982
	Canadian government guaranteed National Housing Act mortgage-backed securities	27,941	2,606	30,547	20,518	10,029
	Other liquid assets (2)	20,228	4,597	24,825	11,976	12,849
	Total	$390,828	$196,351	$587,179	$312,545	$274,634
2025	Cash and deposits with banks	$44,003	$–	$44,003	$285	$43,718
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	188,603	119,484	308,087	167,774	140,313
	Other debt securities	7,273	14,675	21,948	11,065	10,883
	Equities	72,778	44,189	116,967	76,927	40,040
	Canadian government guaranteed National Housing Act mortgage-backed securities	31,690	4,053	35,743	23,275	12,468
	Other liquid assets (2)	20,834	4,616	25,450	10,708	14,742
	Total	$365,181	$187,017	$552,198	$290,034	$262,164
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.